Valuation results and net trading income - Summary of valuation results and net trading income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation results and net trading income [Abstract]
Securities trading results	€ (500)	€ 974	€ (722)
Derivatives trading results	701	(998)	540
Other trading results	72	117	116
Change in fair value of derivatives relating to
- fair value hedges	538	507	185
- cash flow hedges (ineffective portion)	(5)	47	(19)
- other non-tradingderivatives	(90)	(732)	868
Change in fair value of assets and liabilities (hedged items)	(541)	(518)	(176)
Valuation results on assets and liabilities designated at FVPL (excluding trading)	(123)	(358)	366
Foreign exchange transactions results	422	801	69
Valuation results and net trading income	€ 474	€ (159)	€ 1,227